Expense Example, No Redemption {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-02 - Franklin Global Allocation Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 176
3 Years	553
5 Years	956
10 Years	$ 2,081